Income Tax	6 Months Ended
Jun. 30, 2025
Major Components Of Tax Expense Income [Abstract]
Income tax
4. Income tax

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
	(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	301	1,260	648	2,532
In respect of prior period U.K.	24	—	24	22
In respect of current period U.S.	—	—	—	(1)

	325	1,260	672	2,553
Deferred tax:
In respect of current period U.S.	3	12	9	24
In respect of prior period U.S.	—	—	—	—

Income tax credit	328	1,272	681	2,577

The income tax credit recognized primarily represents the U.K. research and development tax credits. In the United Kingdom, the Company is able to surrender some of its losses for a cash rebate of up to 26.97% of expenditure related to eligible research and development projects incurred on or after April 1, 2023.

	June 30, 2025	December 31, 2024
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	4,263	4,591
U.S. tax	3	3

	4,266	4,594

Deferred tax asset
U.S. deferred tax asset	112	113